CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Profit or loss [abstract]
Net revenue	$ 6,750	$ 7,392	$ 8,108
Cost of revenue	5,099	5,291	5,869
Gross profit	1,651	2,101	2,239
Research and development expenses	496	428	482
Selling, general and administrative expenses	427	473	496
Restructuring expense	7	71	94
Impairment charges	935	0	0
Operating expenses	1,865	972	1,072
Income (loss) from operations	(214)	1,129	1,167
Finance income	201	149	51
Finance expense	(145)	(137)	(111)
Gain on sale of East Fishkill (“EFK”) business	0	0	403
Other income (expense), net	(12)	(57)	22
Income (loss) before income taxes	(170)	1,084	1,532
Income tax expense	(92)	(66)	(86)
Net income (loss)	(262)	1,018	1,446
Attributable to:
Shareholders of GLOBALFOUNDRIES Inc.	(265)	1,020	1,448
Non-controlling interests	3	(2)	(2)
Net income (loss)	$ (262)	$ 1,018	$ 1,446
Net earnings (loss) per share (“EPS”) attributable to the equity holders of the Company:
Basic (in USD per share)	$ (0.48)	$ 1.85	$ 2.69
Diluted (in USD per share)	$ (0.48)	$ 1.83	$ 2.62
Weighted average ordinary shares used in calculating basic and diluted earnings per share [abstract]
Basic weighted average ordinary shares outstanding (in shares)	553	552	539
Diluted weighted average ordinary shares outstanding (in shares)	553	556	552